Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Total revenues	$ 463,330	$ 284,106	$ 198,199
Cost of revenues
Total cost of revenues	(433,608)	(271,393)	(161,967)
Gross profit	29,722	12,713	36,232
Operating expenses
Sales and marketing expenses	(7,462)	(1,863)	(1,952)
General and administrative expenses	(25,271)	(3,682)	(2,736)
Research and development expenses	(5,600)	(1,741)	(1,564)
Credit loss provision for receivables		(100)	(608)
Gain on sale of recovery rights on assets held by FTX	7,270
Impairment loss on assets held by FTX			(9,827)
Impairment loss on digital assets		(6,987)	(12,949)
Impairment loss on mining equipment	(8,076)		(11,850)
Unrealized loss on digital asset receivables or payables	(1,320)
Unrealized gain on digital assets	37,604
Realized gain on sales of digital assets	39,329	18,231	4,948
Realized gain on digital asset borrowings			4,206
Total operating income / (expenses)	36,474	3,858	(32,332)
Operating income	66,196	16,571	3,900
Investment income	416
Interest expense	(6,328)	(5,535)	(2,517)
Interest income	1,624	1,055	343
Other (expense)/ income, net	(277)	587	50
Income before income taxes	61,631	12,678	1,776
Income tax expense / (benefit)	7,668	2,183	(666)
Net income and total comprehensive income attributable to common stockholders	$ 53,963	$ 10,495	$ 2,442
Weighted average number of shares outstanding used in calculating basic and diluted earnings per share:
Basic (in Shares)	160,988,011	150,000,000	149,383,562
Diluted (in Shares)	165,500,289	150,000,000	149,383,562
Earnings per share:
Basic (in Dollars per share)	$ 0.34	$ 0.07	$ 0.02
Diluted (in Dollars per share)	$ 0.33	$ 0.07	$ 0.02
Related Party
Cost of revenues
Total cost of revenues	$ (177,162)	$ (166,541)	$ (83,878)
Third Parties
Cost of revenues
Total cost of revenues	(231,756)	(80,397)	(59,955)
Depreciation and Amortization
Cost of revenues
Total cost of revenues	$ (24,690)	$ (24,455)	$ (18,134)